UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________

FORM N-CSRS

__________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

__________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.    Reports to Stockholders.

(a)      A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)      Not applicable.

The Advisors’ Inner Circle Fund III

MESIROW ENHANCED CORE PLUS FUND

MESIROW HIGH YIELD FUND

MESIROW SMALL COMPANY FUND

Semi-Annual Report

MARCH 31, 2023 (Unaudited)

Investment Adviser:

Mesirow Financial Investment Management, Inc.

Mesirow Institutional Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS
MARCH 31, 2023 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 62.7%

	Face Amount	Value
Communication Services — 2.9%
Comcast
Callable 08/15/2032 @ $100
5.500%, 11/15/2032	$45,000	$47,987
Callable 11/15/2032 @ $100
4.650%, 02/15/2033	30,000	30,153
Directv Financing
Callable 08/15/2023 @ $104
5.875%, 08/15/2027(A)	170,000	153,969
Meta Platforms
Callable 02/15/2052 @ $100
4.450%, 08/15/2052	60,000	52,785
Callable 05/15/2032 @ $100
3.850%, 08/15/2032	60,000	56,138
T-Mobile USA
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	60,000	58,333
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	90,000	81,982
Vodafone Group
Callable 08/10/2052 @ $100
5.625%, 02/10/2053	20,000	19,751

		501,098

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — 8.9%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	$150,000	$126,938
AutoZone
Callable 11/01/2032 @ $ 100
4.750%, 02/01/2033	20,000	19,760
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	123,547
Ford Motor
7.450%, 07/16/2031	190,000	200,868
Garda World Security
Callable 05/08/2023 @ $102
4.625%, 02/15/2027(A)	150,000	134,648
General Motors Financial
Callable 10/09/2032 @ $100
6.400%, 01/09/2033	40,000	41,239
Callable 03/21/2030 @ $100
3.600%, 06/21/2030	30,000	26,284
Home Depot
Callable 06/15/2032 @ $100
4.500%, 09/15/2032	15,000	15,108
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	75,319
IHO Verwaltungs GmbH
Callable 04/17/2023 @ $102
4.750%, 09/15/2026(A)	149,000	132,697
Johns Hopkins University
Callable 04/01/2032 @ $100
4.705%, 07/01/2032	60,000	61,001
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	145,000	122,412
Toyota Motor Credit MTN
4.800%, 01/10/2025	75,000	75,459
4.400%, 09/20/2024	175,000	174,529
University of Chicago
Callable 10/01/2044 @ $100
2.761%, 04/01/2045	80,000	62,543
Callable 10/01/2049 @ $100
2.547%, 04/01/2050	65,000	46,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
University of Miami
4.063%, 04/01/2052	$95,000	$81,415

		1,520,091

Consumer Staples — 6.6%
Anheuser-Busch
Callable 11/01/2025 @ $ 100
3.650%, 02/01/2026	265,000	260,101
BAT Capital
Callable 07/19/2032 @ $100
7.750%, 10/19/2032	50,000	55,383
Brown-Forman
Callable 01/15/2033 @ $100
4.750%, 04/15/2033	10,000	10,115
Church & Dwight
Callable 08/15/2032 @ $100
5.600%, 11/15/2032	59,000	63,287
Callable 12/15/2051 @ $100
5.000%, 06/15/2052	60,000	59,549
Coca-Cola
2.250%, 01/05/2032	20,000	17,415
Constellation Brands
Callable 02/02/2024 @ $100
5.000%, 02/02/2026	40,000	40,008
Costco Wholesale
Callable 01/20/2030 @ $100
1.600%, 04/20/2030	35,000	29,712
General Mills
Callable 11/18/2023 @ $ 100
5.241%, 11/18/2025	120,000	120,360
HLF Financing SaRL
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	114,000
Kenvue
Callable 02/22/2026 @ $100
5.350%, 03/22/2026(A)	30,000	30,783
Mondelez International
Callable 11/04/2030 @ $ 100
1.500%, 02/04/2031	80,000	63,810
Philip Morris International
Callable 09/17/2029 @ $100
5.625%, 11/17/2029	50,000	52,243
Callable 12/15/2029 @ $100
5.125%, 02/15/2030	60,000	60,770

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Spectrum Brands
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	$150,000	$122,673
Target
Callable 07/15/2052 @ $100
4.800%, 01/15/2053	50,000	49,108

		1,149,317

Energy — 6.2%
Archrock Partners
Callable 05/08/2023 @ $103
6.875%, 04/01/2027(A)	150,000	147,187
BP Capital Markets America
Callable 11/13/2032 @ $ 100
4.812%, 02/13/2033	10,000	10,154
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	25,000	24,800
Energy Transfer
Callable 11/01/2023 @ $ 100
7.600%, 02/01/2024	70,000	70,670
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	98,080
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	30,000	27,684
Halliburton
Callable 05/15/2045 @ $100
5.000%, 11/15/2045	45,000	40,964
Kinder Morgan
Callable 03/01/2033 @ $100
5.200%, 06/01/2033	60,000	59,610
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	200,000	196,978
MPLX
Callable 12/01/2032 @ $100
5.000%, 03/01/2033	25,000	24,464
Phillips 66
Callable 11/01/2027 @ $ 100
4.950%, 12/01/2027	150,000	150,667
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	195,340
Western Midstream Operating
Callable 01/01/2033 @ $100
6.150%, 04/01/2033	25,000	25,339

		1,071,937

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — 11.2%
American Express
Callable 01/13/2026 @ $100
4.900%, 02/13/2026	$35,000	$35,325
Bank of America
8.050%, 06/15/2027	115,000	125,223
Bank of America MTN
Callable 07/22/2032 @ $100
5.015%, U.S. SOFR + 2.160%, 07/22/2033(B)	100,000	98,893
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	35,000	32,262
Capital One Financial
Callable 02/01/2033 @ $100
5.817%, U.S. SOFR + 2.600%, 02/01/2034(B)	25,000	24,158
Citigroup
3.700%, 01/12/2026	200,000	193,536
Credit Suisse NY
7.950%, 01/09/2025	250,000	254,128
Goldman Sachs Group
5.700%, 11/01/2024	55,000	55,390
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, U.S. SOFR + 3.380%(B) (C)	240,000	230,424
Callable 07/25/2032 @ $100
4.912%, U.S. SOFR + 2.080%, 07/25/2033(B)	30,000	29,818
Morgan Stanley
Callable 01/19/2033 @ $100
5.948%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 2.430%, 01/19/2038(B)	20,000	19,888
Callable 07/17/2025 @ $100
4.679%, U.S. SOFR + 1.669%, 07/17/2026(B)	20,000	19,736
Morgan Stanley
3.625%, 01/20/2027	25,000	24,061
Northern Trust
Callable 10/01/2026 @ $100
4.600%, ICE LIBOR USD 3 Month + 3.202%(B) (C)	185,000	168,543
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	100,058

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
PNC Financial Services Group
Callable 01/26/2026 @ $100
4.758%, U.S. SOFR + 1.085%, 01/26/2027(B)	$25,000	$24,691
State Street
Callable 01/26/2025 @ $100
4.857%, U.S. SOFR + 0.604%, 01/26/2026(B)	50,000	49,656
Callable 01/26/2033 @ $100
4.821%, U.S. SOFR + 1.567%, 01/26/2034(B)	20,000	19,890
Toronto-Dominion Bank MTN
4.285%, 09/13/2024	70,000	69,191
Truist Financial MTN
Callable 01/26/2033 @ $100
5.122%, U.S. SOFR + 1.852%, 01/26/2034(B)	35,000	34,132
US Bancorp
Callable 04/15/2027 @ $100
5.300%, ICE LIBOR USD 3 Month + 2.914%(B) (C)	135,000	114,885
Callable 02/01/2033 @ $100
4.839%, U.S. SOFR + 1.600%, 02/01/2034(B)	85,000	82,478
Callable 02/01/2028 @ $100
4.653%, U.S. SOFR + 1.230%, 02/01/2029(B)	85,000	83,085
Wells Fargo MTN
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	35,000	33,428

		1,922,879

Health Care — 3.9%
AMN Healthcare
Callable 05/08/2023 @ $102
4.625%, 10/01/2027(A)	150,000	139,035
CVS Health
Callable 01/20/2026 @ $100
5.000%, 02/20/2026	15,000	15,168
Kaiser Foundation Hospitals
Callable 11/01/2046 @ $100
4.150%, 05/01/2047	65,000	57,355
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	20,000	19,966

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	$130,000	$127,057
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	133,146
Sutter Health
Callable 02/15/2030 @ $100
2.294%, 08/15/2030	45,000	37,736
UnitedHealth Group
Callable 08/15/2052 @ $100
5.875%, 02/15/2053	45,000	50,580
Callable 01/15/2033 @ $100
4.500%, 04/15/2033	55,000	54,684
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	50,000	41,762

		676,489

Industrials — 7.6%
AerCap Ireland Capital DAC
Callable 08/29/2028 @ $100
3.000%, 10/29/2028	150,000	130,953
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	133,404
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	45,000	41,109
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	90,000	80,614
Caterpillar Financial Services MTN
4.900%, 01/17/2025	45,000	45,253
CSX
Callable 05/15/2052 @ $100
4.500%, 11/15/2052	95,000	86,868
Daimler Truck Finance North America
5.200%, 01/17/2025(A)	150,000	150,243
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	136,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Honeywell International
Callable 11/15/2032 @ $100
5.000%, 02/15/2033	$70,000	$73,765
Callable 05/21/2047 @ $100
3.812%, 11/21/2047	25,000	21,825
John Deere Capital MTN
4.750%, 01/20/2028	35,000	35,735
4.350%, 09/15/2032	20,000	19,964
2.125%, 03/07/2025	20,000	19,092
Kansas City Southern
Callable 11/15/2042 @ $100
4.300%, 05/15/2043	25,000	21,708
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	150,000	132,584
Raytheon Technologies
Callable 06/16/2025 @ $100
3.950%, 08/16/2025	35,000	34,595
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	6,941
Callable 06/01/2031 @ $100
1.900%, 09/01/2031	55,000	44,905
Textron
Callable 03/01/2030 @ $100
3.000%, 06/01/2030	40,000	35,734
Xylem
Callable 10/30/2030 @ $100
2.250%, 01/30/2031	60,000	50,080

		1,302,223

Information Technology — 4.0%
Apple
3.200%, 05/13/2025	180,000	176,553
GoTo Group
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	78,000	39,915
International Business Machines
4.500%, 02/06/2026	100,000	99,816
International Business Machines
Callable 01/06/2028 @ $100
4.500%, 02/06/2028	100,000	100,007
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	160,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Micron Technology
Callable 09/01/2029 @ $100
6.750%, 11/01/2029	$25,000	$26,558
Oracle
Callable 08/06/2052 @ $100
5.550%, 02/06/2053	35,000	33,321
Callable 11/06/2032 @ $100
4.900%, 02/06/2033	35,000	34,281
Texas Instruments
Callable 09/14/2052 @ $100
5.000%, 03/14/2053	30,000	31,640

		702,624

Materials — 4.7%
ATI
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	127,400
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	146,311
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	100,067
Ingevity
Callable 11/01/2023 @ $102
3.875%, 11/01/2028(A)	200,000	171,356
Rain CII Carbon
Callable 05/08/2023 @ $100
7.250%, 04/01/2025(A)	110,000	106,509
Rio Tinto Finance USA
Callable 12/09/2032 @ $100
5.000%, 03/09/2033	35,000	35,996
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	150,000	132,000

		819,639

Real Estate — 1.5%
Alexandria Real Estate Equities
Callable 10/15/2052 @ $100
5.150%, 04/15/2053	50,000	45,812
AvalonBay Communities
Callable 11/15/2032 @ $100
5.000%, 02/15/2033	25,000	25,361
Callable 03/03/2025 @ $100
3.450%, 06/01/2025	70,000	67,674

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Boston Properties
Callable 11/01/2027 @ $100 6.750%, 12/01/2027	$30,000	$29,683
Realty Income
Callable 01/15/2030 @ $100 4.850%, 03/15/2030	100,000	98,517

		267,047

Utilities — 5.2%
Ameren Illinois
Callable 06/01/2032 @ $100 3.850%, 09/01/2032	95,000	89,761
Consumers Energy
Callable 01/01/2028 @ $100 4.650%, 03/01/2028	75,000	75,558
Duke Energy Florida
Callable 05/15/2052 @ $100 5.950%, 11/15/2052	25,000	27,817
Duke Energy Florida Project Finance
2.538%, 09/01/2029	133,499	122,603
Duke Energy Progress
Callable 11/15/2041 @ $100 4.100%, 05/15/2042	60,000	51,767
Callable 10/01/2051 @ $100 4.000%, 04/01/2052	20,000	16,631
Entergy Arkansas
Callable 10/15/2032 @ $100 5.150%, 01/15/2033	25,000	25,676
Entergy Texas
Callable 03/15/2052 @ $100 5.000%, 09/15/2052	20,000	19,412
Florida Power & Light
Callable 04/01/2044 @ $100 4.050%, 10/01/2044	20,000	17,512
Callable 06/01/2025 @ $100 3.125%, 12/01/2025	160,000	154,961
Kansas Gas Service Securitization I
5.486%, 08/01/2032	65,000	66,572
NextEra Energy Capital Holdings
6.051%, 03/01/2025	75,000	76,298
Oglethorpe Power
Callable 02/01/2050 @ $100 3.750%, 08/01/2050	120,000	92,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Wisconsin Electric Power
Callable 06/30/2032 @ $100 4.750%, 09/30/2032	$35,000	$35,195
Wisconsin Public Service
Callable 10/10/2025 @ $100 5.350%, 11/10/2025	30,000	30,525

		902,428

TOTAL CORPORATE OBLIGATIONS
(Cost $11,622,453)		10,835,772

MORTGAGE-BACKED SECURITIES — 12.4%

FHLMC
3.000%, 06/01/2052	351,225	314,901
2.500%, 05/01/2052	418,559	360,897
2.000%, 10/01/2051 - 02/01/2052	1,003,831	830,057
FNMA
4.500%, 07/01/2052	123,956	121,324
4.000%, 08/01/2037 - 10/01/2052	302,966	292,188
2.500%, 03/01/2052	253,883	218,894

TOTAL MORTGAGE-BACKED SECURITIES

(Cost $2,161,806)		2,138,261

U.S. TREASURY OBLIGATIONS — 9.3%

U.S. Treasury Bonds
4.000%, 11/15/2052	375,000	397,969
4.000%, 11/15/2042	80,000	82,175
3.875%, 02/15/2043	20,000	20,178
3.625%, 02/15/2053	250,000	248,203
U.S. Treasury Notes
4.125%, 11/15/2032	170,000	178,633
4.125%, 01/31/2025	30,000	29,992
4.000%, 02/29/2028	250,000	254,512
3.875%, 12/31/2029	70,000	71,263
3.500%, 02/15/2033	335,000	335,523

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,611,102)		1,618,448

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — 4.8%

	Face Amount	Value
Automotive — 1.7%
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
Callable 01/15/2024 @ $100
3.520%, 07/15/2030 (A)	$100,000	$98,560
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
Callable 01/20/2025 @ $100
4.010%, 09/22/2025	60,000	59,272
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
Callable 01/18/2026 @ $100
3.730%, 07/20/2026	20,000	19,634
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A4
Callable 01/15/2024 @ $100
2.000%, 04/15/2025	24,209	24,047
World Omni Automobile Lease Securitization
Trust, Ser 2022-A, Cl A2
2.630%, 10/15/2024	90,990	90,002

		291,515

Other ABS — 3.1%
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	100,000	98,222
Dell Equipment Finance Trust, Ser 2023-1, Cl A2
Callable 10/22/2025 @ $100
5.650%, 09/22/2028 (A)	165,000	164,920
DLLAD, Ser 2023-1A, Cl A3
Callable 08/20/2027 @ $100
4.790%, 01/20/2028 (A)	45,000	44,542
John Deere Owner Trust, Ser 2023-A, Cl A3
Callable 10/15/2026 @ $100
5.010%, 11/15/2027	40,000	40,448
Sierra Timeshare Receivables Funding, Ser 2023-1A, Cl B
Callable 08/20/2030 @ $100
5.830%, 01/20/2040 (A)	100,000	100,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
T-Mobile US Trust, Ser 2022-1A, Cl A Callable 11/20/2025 @ $100
4.910%, 05/22/2028 (A)	$100,000	$100,449

		548,585

TOTAL ASSET-BACKED SECURITIES
(Cost $840,248)		840,100

MUNICIPAL BONDS — 2.3%

Bay Area Toll Authority, RB
6.263%, 04/01/2049	30,000	36,374

Massachusetts State, Commonwealth, Ser A, RB
3.769%, 07/15/2029	65,000	63,032

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	99,030

Oklahoma Development Finance Authority, RB
4.623%, 06/01/2044	60,000	59,171

Texas State, GO
5.517%, 04/01/2039	25,000	27,465

University of Minnesota, RB
4.048%, 04/01/2052	120,000	109,386

TOTAL MUNICIPAL BONDS
(Cost $420,864)		394,458

LOAN OBLIGATIONS — 1.8%

Communication Services — 1.0%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
8.659%, LIBOR + 3.500%, 12/17/2026	183,868	161,988

Financials — 0.8%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
9.340%, LIBOR + 4.500%, 07/31/2026	145,125	142,495

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
TOTAL LOAN OBLIGATIONS
(Cost $328,619)		$304,483

TOTAL INVESTMENTS — 93.3%
(Cost $16,985,092)		$16,131,522

A list of the open forward contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/21/23	USD	56,000	ILS	202,884	$597
HSBC	06/21/23	USD	19,000	ILS	67,481	(175)
HSBC	06/21/23	USD	48,736	THB	1,685,314	947
HSBC	06/21/23	USD	33,000	THB	1,116,736	(78)
HSBC	06/21/23	USD	134,000	ZAR	2,500,539	5,467
HSBC	06/21/23	USD	160,869	HUF	59,987,688	6,142
HSBC	06/21/23	USD	152,797	KRW	199,489,292	620
HSBC	06/21/23	USD	13,000	KRW	16,822,387	(63)
HSBC	06/21/23	ILS	71,516	USD	20,000	49
HSBC	06/21/23	ILS	100,957	USD	28,000	(163)
HSBC	06/21/23	USD	175,656	PLN	778,914	3,912
HSBC	06/21/23	USD	13,000	PLN	56,151	(55)
HSBC	06/21/23	USD	107,243	NOK	1,134,843	1,539
HSBC	06/21/23	USD	93,000	NOK	959,354	(1,039)
HSBC	06/21/23	USD	170,489	JPY	22,953,033	4,414
HSBC	06/21/23	USD	42,000	JPY	5,427,041	(645)
HSBC	06/21/23	USD	187,488	CNH	1,288,909	1,260
HSBC	06/21/23	USD	45,000	CNH	306,435	(125)
HSBC	06/21/23	USD	245,000	IDR	3,750,444,221	5,560
HSBC	06/21/23	USD	234,000	COP	1,131,515,430	5,096
HSBC	06/21/23	USD	13,000	COP	61,521,400	—
HSBC	06/21/23	USD	131,000	RON	606,991	1,645
HSBC	06/21/23	USD	120,000	RON	549,005	(27)
HSBC	06/21/23	USD	241,273	MXN	4,438,497	1,248
HSBC	06/21/23	USD	11,000	MXN	200,747	(31)
HSBC	06/21/23	USD	266,000	CZK	5,884,978	4,856
HSBC	06/21/23	USD	204,335	PHP	11,274,385	3,174
HSBC	06/21/23	USD	67,000	PHP	3,637,924	(43)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/21/23	USD	273,280	AUD	410,000	$1,584
HSBC	06/21/23	USD	36,960	AUD	55,000	(89)
HSBC	06/21/23	USD	379,243	BRL	2,002,027	10,012
HSBC	06/21/23	SGD	35,786	USD	27,000	40
HSBC	06/21/23	SGD	352,056	USD	262,000	(3,225)
HSBC	06/21/23	USD	239,331	TWD	7,274,517	930
HSBC	06/21/23	USD	164,000	TWD	4,943,015	(743)
HSBC	06/21/23	AUD	126,000	USD	84,928	458
HSBC	06/21/23	AUD	299,435	USD	199,680	(1,060)
HSBC	06/21/23	USD	267,328	EUR	250,751	5,837
HSBC	06/21/23	USD	164,051	EUR	150,000	(643)
HSBC	06/21/23	USD	532,763	SGD	714,092	5,204
HSBC	06/21/23	USD	11,000	SGD	14,528	(56)
HSBC	06/21/23	USD	539,000	INR	44,745,620	3,502
HSBC	06/21/23	USD	7,000	INR	576,565	(10)
HSBC	06/21/23	PLN	576,130	USD	129,000	(3,819)
HSBC	06/21/23	USD	593,204	SEK	6,277,176	14,102
HSBC	06/21/23	EUR	102,000	USD	111,214	96
HSBC	06/21/23	EUR	494,147	USD	531,214	(7,103)
HSBC	06/21/23	USD	522,006	NZD	845,313	6,554
HSBC	06/21/23	USD	85,962	NZD	137,000	(298)
HSBC	06/21/23	RON	611,048	USD	131,000	(2,531)
HSBC	06/21/23	GBP	632,177	USD	767,936	(13,139)
HSBC	06/21/23	USD	789,714	GBP	650,000	13,381
HSBC	06/21/23	NZD	70,000	USD	43,880	110
HSBC	06/21/23	NZD	742,000	USD	459,561	(4,400)
HSBC	06/21/23	USD	894,000	CHF	816,240	5,809
HSBC	06/21/23	USD	262,000	CHF	236,188	(1,630)
HSBC	06/21/23	CHF	170,870	USD	189,000	636
HSBC	06/21/23	CHF	1,051,373	USD	1,138,699	(20,317)
HSBC	06/21/23	NOK	187,136	USD	18,000	62
HSBC	06/21/23	NOK	1,087,243	USD	102,978	(1,242)
HSBC	06/21/23	BRL	1,313,989	USD	248,894	(6,585)
HSBC	06/21/23	CAD	1,328,695	USD	969,000	(15,404)
HSBC	06/21/23	USD	1,471,584	CAD	2,009,359	17,110
HSBC	06/21/23	CNH	838,966	USD	123,000	142
HSBC	06/21/23	CNH	952,278	USD	138,000	(1,452)
HSBC	06/21/23	ZAR	2,489,254	USD	134,099	(4,738)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/21/23	MXN	2,601,345	USD	141,000	$(1,139)
HSBC	06/21/23	TWD	483,074	USD	16,000	45
HSBC	06/21/23	TWD	3,332,086	USD	109,000	(1,051)
HSBC	06/21/23	CZK	5,461,038	USD	242,770	(8,575)
HSBC	06/21/23	SEK	800,612	USD	78,000	542
HSBC	06/21/23	SEK	4,840,390	USD	461,243	(7,056)
HSBC	06/21/23	THB	237,060	USD	7,000	12
HSBC	06/21/23	THB	6,329,316	USD	183,000	(3,590)
HSBC	06/21/23	PHP	15,408,440	USD	279,000	(4,598)
HSBC	06/21/23	INR	11,407,717	USD	138,321	12
HSBC	06/21/23	INR	16,642,975	USD	201,000	(781)
HSBC	06/21/23	JPY	53,827,140	USD	412,000	1,834
HSBC	06/21/23	JPY	13,360,425	USD	99,243	(2,564)
HSBC	06/21/23	HUF	8,592,600	USD	24,000	77
HSBC	06/21/23	HUF	61,398,772	USD	168,000	(2,939)
HSBC	06/21/23	KRW	20,758,175	USD	16,000	36
HSBC	06/21/23	KRW	55,147,693	USD	42,000	(411)
HSBC	06/21/23	COP	97,190,910	USD	19,885	(652)
HSBC	06/21/23	IDR	2,109,374,469	USD	136,384	(4,539)
HSBC	06/22/23	USD	135,000	CLP	109,871,419	1,980
HSBC	06/22/23	CLP	94,542,490	USD	116,525	(1,344)

						$6,466

For the period ended March 31, 2023, the average forward currency contracts to deliver and to receive were $(29,969) and $27,180, respectively.

Percentages are based on Net Assets of $17,292,276.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2023 was $3,348,245 and represents 19.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2023 (Unaudited)

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

EUR — Euro

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SEK — Swedish Krona

SGD — Singapore Dollar

Ser — Series

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

As of March 31, 2023, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 77.9%

	Face Amount	Value
Communication Services — 4.1%
Beasley Mezzanine Holdings
Callable 05/08/2023 @ $104 8.625%, 02/01/2026(A)	$1,237,000	$818,107
Spanish Broadcasting System
Callable 09/01/2023 @ $105 9.750%, 03/01/2026(A)	1,110,000	752,025
Urban One
Callable 02/01/2024 @ $104 7.375%, 02/01/2028(A)	1,100,000	999,350

		2,569,482

Consumer Discretionary — 15.0%
Allied Universal Holdco
Callable 06/01/2024 @ $102 4.625%, 06/01/2028(A)	1,200,000	1,015,500
Arrow Bidco
Callable 05/08/2023 @ $100 9.500%, 03/15/2024(A)	167,000	167,000
Brightline Trains Florida
Callable 01/01/2024 @ $104 8.000%, 01/01/2028(A)(B)	980,000	833,000
Carnival
Callable 11/01/2024 @ $103 6.000%, 05/01/2029(A)	908,000	721,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Jacobs Entertainment
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	$711,000	$621,183
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	403,000	352,091
NCL Finance
Callable 12/15/2027 @ $100
6.125%, 03/15/2028(A)	610,000	494,247
NES Fircroft Bondco
Callable 09/29/2024 @ $106
11.750%, 09/29/2026(A)	625,000	642,966
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	770,000	531,166
Premier Entertainment Sub
Callable 09/01/2026 @ $103
5.875%, 09/01/2031(A)	775,000	557,109
Scientific Games Holdings
Callable 03/01/2025 @ $103
6.625%, 03/01/2030(A)	946,000	835,960
Staples
Callable 05/08/2023 @ $103
10.750%, 04/15/2027(A)	965,000	699,625
SWF Escrow Issuer
Callable 10/01/2024 @ $103	670,000	412,050
6.500%, 10/01/2029(A)
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	865,000	730,251
Upbound Group
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	1,066,000	895,069

		9,509,077

Consumer Staples — 1.4%
HLF Financing SaRL
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	1,170,000	889,200

Energy — 16.5%
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	683,000	635,447
CSI Compressco
Callable 05/08/2023 @ $102
7.500%, 04/01/2025(A)	886,000	843,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Ensign Drilling
Callable 05/08/2023 @ $100 9.250%, 04/15/2024(A)	$844,000	$811,195
Ferrellgas Escrow
Callable 04/01/2024 @ $103 5.875%, 04/01/2029(A)	1,200,000	1,026,000
Greenfire Resources
Callable 08/15/2023 @ $106 12.000%, 08/15/2025(A)	784,000	831,040
ITT Holdings
Callable 08/01/2024 @ $103 6.500%, 08/01/2029(A)	1,136,000	959,148
NGL Energy Operating
Callable 05/08/2023 @ $104 7.500%, 02/01/2026(A)	1,089,000	1,050,758
Solaris Midstream Holdings
Callable 05/08/2023 @ $104 7.625%, 04/01/2026(A)	1,023,000	983,911
Summit Midstream Holdings
Callable 10/15/2023 @ $104 8.500%, 10/15/2026(A)	524,000	503,040
Callable 05/08/2023 @ $100 5.750%, 04/15/2025	755,000	628,774
TransMontaigne Partners
Callable 04/21/2023 @ $102 6.125%, 02/15/2026	897,000	771,420
Transocean Poseidon
Callable 05/09/2023 @ $103 6.875%, 02/01/2027(A)	525,688	515,174
USA Compression Partners
Callable 05/08/2023 @ $105 6.875%, 09/01/2027	40,000	38,223
Welltec International APS
Callable 10/15/2023 @ $104 8.250%, 10/15/2026(A)	782,000	784,444

		10,382,489

Financials — 3.8%
Burford Capital Global Finance
Callable 04/15/2025 @ $103 6.875%, 04/15/2030(A)	934,000	803,875
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103 6.500%, 05/01/2028(A)	1,099,000	934,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
VistaJet Malta Finance
Callable 02/01/2025 @ $103 6.375%, 02/01/2030(A)	$825,000	$735,270

		2,474,042

Health Care — 1.6%
AdaptHealth
Callable 03/01/2025 @ $103 5.125%, 03/01/2030(A)	1,200,000	1,017,990

Industrials — 15.5%
Arcosa
Callable 04/15/2024 @ $102 4.375%, 04/15/2029(A)	400,000	355,744
Cimpress
Callable 05/08/2023 @ $104 7.000%, 06/15/2026	1,373,000	1,098,400
CoreCivic
Callable 04/15/2024 @ $104 8.250%, 04/15/2026	500,000	503,990
Callable 07/15/2027 @ $100 4.750%, 10/15/2027	410,000	360,155
F-Brasile
Callable 04/17/2023 @ $104 7.375%, 08/15/2026(A)	1,302,000	1,087,170
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103 5.500%, 05/01/2028(A)	700,000	638,638
Innovate
Callable 04/17/2023 @ $104 8.500%, 02/01/2026(A)	510,000	393,120
JPW Industries Holding
Callable 05/08/2023 @ $102 9.000%, 10/01/2024(A)	1,054,000	917,173
Navios South American Logistics
Callable 05/08/2023 @ $108 10.750%, 07/01/2025(A)	1,035,000	1,013,161
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105 9.750%, 07/15/2028(A)	500,000	477,500
Park-Ohio Industries
Callable 05/08/2023 @ $102 6.625%, 04/15/2027	1,207,000	934,318

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Railworks Holdings
Callable 11/15/2024 @ $104 8.250%, 11/15/2028(A)	$1,097,000	$1,020,210
Teekay
8.500%, 07/15/2023	679,000	16,975
TransDigm
Callable 02/15/2025 @ $103 6.750%, 08/15/2028(A)	500,000	505,000
Triumph Group
Callable 05/08/2023 @ $102 7.750%, 08/15/2025	542,000	497,393

		9,818,947

Information Technology — 7.2%
Conduent Business Services
Callable 11/01/2024 @ $103 6.000%, 11/01/2029(A)	946,000	745,882
Consensus Cloud Solutions
Callable 10/15/2026 @ $102 6.500%, 10/15/2028(A)	1,100,000	912,229
Exela Intermediate
Callable 05/08/2023 @ $100 11.500%, 07/15/2026(A)	150,000	19,434
GoTo Group
Callable 09/01/2023 @ $103 5.500%, 09/01/2027(A)	956,000	489,209
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103 5.750%, 05/15/2028(A)	963,000	769,119
Magnum Holdings
Callable 10/31/2023 @ $103 5.375%, 10/31/2026(A)	1,000,000	875,704
Virtusa
Callable 12/15/2023 @ $104 7.125%, 12/15/2028(A)	942,000	740,142

		4,551,719

Materials — 12.8%
ASP Unifrax Holdings
Callable 09/30/2024 @ $104 7.500%, 09/30/2029(A)	1,191,000	809,090
Cerdia Finanz GMBH
Callable 02/15/2024 @ $105 10.500%, 02/15/2027(A)	1,090,000	999,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consolidated Energy Finance
Callable 10/15/2024 @ $103 5.625%, 10/15/2028(A)	$931,000	$800,846
GPD
Callable 05/08/2023 @ $103 10.125%, 04/01/2026(A)	712,000	647,386
INEOS Finance
Callable 02/15/2025 @ $103 6.750%, 05/15/2028(A)	416,000	401,649
JW Aluminum Continuous Cast
Callable 04/21/2023 @ $105 10.250%, 06/01/2026(A)	580,000	581,450
Mativ Holdings
Callable 05/08/2023 @ $103 6.875%, 10/01/2026(A)	1,115,000	1,020,284
Rain CII Carbon
Callable 05/08/2023 @ $100 7.250%, 04/01/2025(A)	1,075,000	1,040,879
SunCoke Energy
Callable 06/30/2024 @ $102 4.875%, 06/30/2029(A)	1,132,000	985,586
Warrior Met Coal
Callable 12/01/2024 @ $104 7.875%, 12/01/2028(A)	762,000	766,279

		8,053,286

TOTAL CORPORATE OBLIGATIONS
(Cost $54,740,132)		49,266,232

LOAN OBLIGATIONS — 17.4%

Communication Services — 1.8%
DirectTV Financing, LLC, Term Loan, 1st Lien
9.840%, LIBOR + 5.000%, 07/22/2027	302,750	290,743
Research Now Group, Inc., Initial Term Loan, 1st Lien
10.314%, LIBOR + 5.500%, 12/20/2024	1,081,178	819,674

		1,110,417

Consumer Discretionary — 0.5%
Wahoo Fitness, LLC, Term Loan, 1st Lien
10.949%, SOFR + 6.011%, 08/11/2028	848,250	339,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Energy — 1.3%
WaterBridge Midstream Operating, LLC, Initial
Term Loan, 1st Lien 10.568%, LIBOR + 5.750%, 06/22/2026 (C) $	822,119	$806,573

Financials — 2.2%
RLG Holdings, Term Loan, 2nd Lien 12.340%, LIBOR + 7.500%, 07/02/2029	996,000	896,400
Runner Buyer Inc., Initial Term Loan, 1st Lien 10.454%, LIBOR + 5.500%, 10/08/2028	663,300	490,192

		1,386,592

Industrials — 6.3%
ARC Falcon I, Term Loan, 2nd Lien 11.840%, LIBOR + 7.000%, 09/22/2029	740,000	625,300
DXP Enterprises, Inc., Initial Term Loan, 1st
Lien 9.955%, SOFR + 5.350%, 12/16/2027 (C)	527,850	514,390
FCG Acquisitions, Inc., Initial Term Loan, 2nd
Lien 11.909%, LIBOR + 6.750%, 03/30/2029	380,000	355,935
Forming Machining Industries Holdings, LLC,
Initial Term Loan, 1st Lien 9.203%, LIBOR + 4.250%, 10/09/2025	243,020	183,480
Forming Machining Industries Holdings, LLC,
Initial Term Loan, 2nd Lien 13.203%, LIBOR + 8.250%, 10/09/2026	500,000	328,750
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien 9.159%, LIBOR + 4.000%, 10/19/2026	358,858	358,409
One Stop Mailing, LLC, Term Loan, 1st Lien 11.090%, LIBOR + 6.250%, 04/29/2027	987,579	957,951
Rand Parent/Atlas Air, Term Loan, 1st Lien 9.127%, SOFR + 4.250%, 02/08/2028	340,000	318,855
Roper Industrial Product, Term Loan 1st Lien 9.398%, SOFR + 4.500%, 11/30/2029	360,000	356,785

		3,999,855

Information Technology — 4.4%
ConvergeOne Holdings, Corp., Initial Term
Loan, 2nd Lien 13.340%, LIBOR + 8.500%, 01/14/2027	140,000	49,000
Dodge Data & Analytics, Term Loan 2nd Lien 13.291%, SOFR + 8.393%, 02/10/2030	1,000,000	723,330
Emerald EMS, Term Loan, 1st Lien 11.157%, SOFR + 6.350%, 12/29/2027	633,750	595,725

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — continued
Exela Intermediate LLC, 2018 Term Loan, 1st
Lien 11.661%, LIBOR + 6.500%, 07/12/2023	$301,845	$69,992
McAfee, Term Loan, 1st Lien 9.580%, LIBOR + 4.750%, 07/27/2028	854,188	701,348
Redstone Holdco, Term Loan, 1st Lien 9.568%, LIBOR + 4.750%, 04/27/2028	847,848	662,381

		2,801,776

Materials — 0.9%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien 10.340%, LIBOR + 5.500%, 10/10/2025	577,721	542,335

TOTAL LOAN OBLIGATIONS
(Cost $13,078,178)		10,986,848

WARRANT — 0.7%

	Number of Warrants

Energy — 0.7%
Greenfire Resources *(B)	1,120	448,000

TOTAL WARRANT (Cost $39,200)		448,000

COMMON STOCK — 0.2%
	Shares
Consumer Discretionary — 0.2%
24 Hour Fitness Worldwide, Inc. *(B)(D)	90,461	905
PSS Industrial Offering, Class A (B)(D)	1,353	96,316
PSS Industrial Offering, Class B (B)(D)	351	25,015

		122,236

TOTAL COMMON STOCK
(Cost $1,206,173)		122,236

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

RIGHTS — 0.0%
	Number of Rights	Value

Industrials— 0.0%
Altera Infrastructure * (D)	1,200	$30,901

TOTAL RIGHTS (Cost $30,900)		30,901
PREFERRED STOCK — 0.0%

	Shares
Consumer Discretionary — 0.0%

24 Hour Fitness Worldwide, Inc. # *(B)(D)	22,590	226

TOTAL PREFERRED STOCK
(Cost $30,497)		226

TOTAL INVESTMENTS — 96.2%
(Cost $69,125,080)		$60,854,443

Percentages are based on Net Assets of $63,250,482.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2023 was $44,416,585 and represents 70.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy. (C) Unsettled Bank Loan. Interest rate may not be available.
(D)	Securities considered restricted. The total market value of such securities as of March 31, 2023 was $153,363 and represented 0.2% of the Net Assets.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

The following is a summary of the level of inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$48,433,232	$833,000	$49,266,232
Loan Obligations	—	10,986,848	—	10,986,848
Warrant	—	—	448,000	448,000
Common Stock	—	—	122,236	122,236
Rights	30,901	—	—	30,901
Preferred Stock	—	—	226	226

Total Investments in Securities	$30,901	$59,420,080	$1,403,462	$60,854,443

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Obligations	Warrant	Common Stock	Preferred Stock	Totals
Beginning balance as of October 1, 2022	$833,000	$392,000	$114,451	$11,295	$1,350,746
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	56,000	7,785	(11,069)	52,716
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Restructuring	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Ending balance as of March 31, 2023(1)	$833,000	$448,000	$122,236	$226	$1,403,462

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—	$56,000	$7,785	$(11,069)	$52,716

(1) For the period ended March 31, 2023, Level 3 securities held in the Fund with a total value of $1,403,462 have been valued using third party broker quoted pricing information without adjustments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2023 (Unaudited)

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2023, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
PSS Industrial Offering, Class A	1,353	5/31/2022	77,451	96,316
PSS Industrial Offering, Class B	351	6/30/2022	527,705	25,015
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/29/2020	30,497	226
Rights
Altera Infrastructure	1,200	12/05/2022	30,901	30,901

			$1,267,571	$153,363

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%

	Shares	Value
Communication Services — 2.2%
Nexstar Media Group, Cl A	1,570	$271,076
QuinStreet *	17,750	281,693

		552,769

Consumer Discretionary — 12.2%
Brunswick	3,000	246,000
Dine Brands Global	3,630	245,533
Gentherm *	6,160	372,187
Kontoor Brands	7,630	369,216
Marriott Vacations Worldwide	1,900	256,234
Ollie’s Bargain Outlet Holdings *	6,660	385,881
Signet Jewelers	3,635	282,730
Topgolf Callaway Brands *	14,355	310,355
Under Armour, Cl A *	25,425	241,283
Wyndham Hotels & Resorts	5,268	357,434

		3,066,853

Consumer Staples — 3.9%
Casey’s General Stores	1,475	319,279
Hostess Brands, Cl A *	12,250	304,780
Sprouts Farmers Market *	10,400	364,312

		988,371

Energy — 6.2%
ChampionX	12,960	351,605

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy — continued
Frontline	15,270	$252,871
Green Plains *	11,725	363,358
Kosmos Energy *	35,830	266,575
TechnipFMC PLC *	24,485	334,220

		1,568,629

Financials — 11.8%
Atlantic Union Bankshares	7,015	245,876
Axis Capital Holdings	6,275	342,113
Blackstone Mortgage Trust, Cl A ‡	14,315	255,523
Hancock Whitney	6,095	221,858
Heartland Financial USA	5,450	209,062
Kemper	6,450	352,557
New York Community Bancorp	27,970	252,849
Radian Group	17,340	383,214
SouthState	3,570	254,398
United Community Banks	8,090	227,491
Wintrust Financial	3,350	244,382

		2,989,323

Health Care — 13.0%
Amedisys *	4,020	295,671
Amphastar Pharmaceuticals *	9,780	366,750
Collegium Pharmaceutical *	13,815	331,422
Halozyme Therapeutics *	6,800	259,692
ICU Medical *	2,300	379,408
Lantheus Holdings *	4,530	373,997
Maravai LifeSciences Holdings, Cl A *	24,355	341,214
Merit Medical Systems *	3,715	274,724
Supernus Pharmaceuticals *	7,100	257,233
Tenet Healthcare *	6,605	392,469

		3,272,580

Industrials — 16.9%
American Woodmark *	4,870	253,581
Astec Industries	6,110	252,037
Barnes Group	6,430	259,000
Brink’s	4,855	324,314
CACI International, Cl A *	1,285	380,720
Copa Holdings, Cl A	3,795	350,468
Energy Recovery *	15,025	346,326
Enerpac Tool Group, Cl A	12,135	309,442
Fluor *	9,410	290,863
Gibraltar Industries *	6,190	300,215
Hayward Holdings *	21,240	248,933

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials — continued
ITT	4,460	$384,898
Kirby *	3,795	264,512
SPX Technologies *	4,375	308,788

		4,274,097

Information Technology — 10.7%
A10 Networks	19,650	304,378
Belden	4,540	393,936
Calix *	7,510	402,461
Instructure Holdings *	9,410	243,719
MKS Instruments	4,275	378,850
Perficient *	4,870	351,565
Rambus *	6,025	308,842
Sanmina *	5,245	319,893

		2,703,644

Materials — 4.1%
Alcoa	5,365	228,334
AptarGroup	2,475	292,520
ATI Inc. *	7,860	310,156
Hecla Mining	30,430	192,622

		1,023,632

Real Estate — 10.2%
Alexander & Baldwin ‡	19,730	373,094
Armada Hoffler Properties ‡	26,335	311,016
Four Corners Property Trust ‡	9,215	247,515
InvenTrust Properties ‡	11,310	264,654
Physicians Realty Trust ‡	33,075	493,810
Piedmont Office Realty Trust, Cl A ‡	34,030	248,419
Safehold ‡	12,320	361,838
STAG Industrial ‡	8,325	281,552

		2,581,898

Utilities — 3.7%
Northwest Natural Holding	7,630	362,883
ONE Gas	3,220	255,120
Portland General Electric	6,445	315,096

		933,099

TOTAL COMMON STOCK (Cost $22,675,913)		23,954,895

EXCHANGE TRADED FUNDS — 1.3%
iShares Russell 2000 ETF	140	24,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPDR S&P Biotech ETF *	3,795	$289,217

TOTAL EXCHANGE TRADED FUNDS (Cost $340,966)		314,193

TOTAL INVESTMENTS — 96.2% (Cost $23,016,879)		$24,269,088

Percentages are based on Net Assets of $25,237,520.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

As of March 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW MARCH 31, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Assets:
Investments, at Value (Cost $16,985,092, $69,125,080 and $23,016,879, respectively)	$16,131,522	$60,854,443	$24,269,088
Cash	1,072,544	1,075,359	1,007,069
Interest and Dividend Receivable	178,425	1,275,283	37,352
Unrealized Appreciation on Forward Foreign Currency Contracts	136,634	–	–
Receivable for Investment Securities Sold	71,018	49,232	–
Receivable Due from Investment Adviser	20,358	8,109	8,714
Receivable Due from Trustee	269	53	419
Receivable for Capital Shares Sold	240	1,870	31,845
Prepaid Expenses	19,278	26,551	12,003

Total Assets	17,630,288	63,290,900	25,366,490

Liabilities:
Payable for Investment Securities Purchased	175,619	–	106,984
Unrealized Depreciation on Forward Foreign Currency Contracts	130,168	–	–
Payable Due to Administrator	9,767	9,767	9,767
Due to Shareholder Servicing Agent (Institutional Shares)	2,115	7,225	3,043
Due to Shareholder Servicing Agent (Investor Shares)	52	996	146
Chief Compliance Officer Fees Payable	347	3,481	457
Distribution Fees Payable (Investor Shares)	84	1,477	226
Due to Custodian	1	–	–
Other Accrued Expenses	19,859	17,472	8,347

Total Liabilities	338,012	40,418	128,970

Net Assets	$17,292,276	$63,250,482	$25,237,520

Net Assets Consist of:
Paid-in Capital	$20,141,762	$73,931,181	$23,222,242
Total Distributable Earnings/(Loss)	(2,849,486)	(10,680,699)	2,015,278

Net Assets	$17,292,276	$63,250,482	$25,237,520

Institutional Shares
Net Assets	$16,869,478	$55,569,523	$23,973,411
Shares Issued and Outstanding (unlimited authorization — no par value)	1,912,626	6,724,308	2,092,278
Net Asset Value, Offering and Redemption Price Per Share	$8.82	$8.26	$11.46

Investor Shares
Net Assets	$422,798	$7,680,959	$1,264,109
Shares Issued and Outstanding (unlimited authorization — no par value)	47,983	930,473	110,080
Net Asset Value, Offering and Redemption Price Per Share	$8.81	$8.25	$11.48

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS FOR THE SIX MONTHS ENDED MARCH 31, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Investment Income:
Interest Income	$347,158	$3,065,355	$19,717
Dividend Income	–	24,107	172,550

Total Investment Income	347,158	3,089,462	192,267

Expenses:
Administration Fees (Note 4)	57,343	57,343	57,343
Investment Advisory Fees (Note 5)	30,103	162,120	87,646
Trustees’ Fees	2,953	10,620	3,770
Shareholder Servicing Fees (Institutional Shares)	2,115	7,225	3,043
Shareholder Servicing Fees (Investor Shares)	52	996	146
Chief Compliance Officer Fees (Note 3)	1,317	4,449	1,851
Distribution Fees (Investor Shares)	325	9,548	781
Transfer Agent Fees (Note 4)	24,541	32,926	23,651
Registration Fees	16,349	20,746	15,903
Audit Fees	14,182	14,182	12,677
Legal Fees	7,433	25,691	9,667
Printing Fees	3,697	12,599	5,136
Custodian Fees (Note 4)	890	759	1,358
Other Expenses	17,293	35,520	10,409

Total Expenses	178,593	394,724	233,381

Less:
Waiver of Investment Advisory Fees (Note 5) .	(30,103)	(162,120)	(87,646)
Reimbursement by Investment Adviser	(104,074)	(2,855)	(30,269)
Fees Paid Indirectly (Note 4)	(155)	(222)	(158)

Net Expenses	44,261	229,527	115,308

Net Investment Income	302,897	2,859,935	76,959

Net Realized Gain/(Loss) on:
Investments	(1,087,062)	(1,111,764)	812,426
Forward Foreign Currency Contracts	27,937	–	–

Net Realized Gain/(Loss)	(1,059,125)	(1,111,764)	812,426

Net Change in Unrealized Appreciation/ (Depreciation) on:
Investments	1,729,812	619,842	1,634,376
Forward Foreign Currency Contracts	(41,715)	–	–

Net Change in Unrealized Appreciation	1,688,097	619,842	1,634,376

Net Realized and Unrealized Gain (Loss)	628,972	(491,922)	2,446,802

Net Increase in Net Assets Resulting from Operations	$931,869	$2,368,013	$2,523,761

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Income	$302,897	$536,014
Net Realized Loss	(1,059,125)	(953,640)
Net Unrealized Appreciation (Depreciation)	1,688,097	(2,821,889)

Net Increase (Decrease) in Net Assets Resulting from Operations	931,869	(3,239,515)

Distributions:
Institutional Shares	(316,203)	(656,558)
Investor Shares	(5,536)	(6,652)

Total Distributions	(321,739)	(663,210)

Capital Share Transactions:(1)
Institutional Shares:
Issued	705,677	96,124
Reinvestment of Dividends and Distributions	78,763	220,878
Redeemed	(517)	(3,888,926)

Increase (Decrease) from Institutional Shares Capital Share Transactions	783,923	(3,571,924)

Investor Shares:
Issued	221,453	26,228
Reinvestment of Dividends and Distributions	5,397	6,652
Redeemed	(2,567)	(19,669)

Increase from Investor Shares Capital Share Transactions	224,283	13,211

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,008,206	(3,558,713)

Total Increase (Decrease) in Net Assets	1,618,336	(7,461,438)

Net Assets:
Beginning of Period/Year	15,673,940	23,135,378

End of Period/Year	$17,292,276	$15,673,940

Amounts designated as “—” are $0.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Income	$2,859,935	$5,148,548
Net Realized Loss	(1,111,764)	(1,254,414)
Net Unrealized Appreciation (Depreciation)	619,842	(11,188,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,368,013	(7,294,410)

Distributions:
Institutional Shares	(2,464,372)	(5,676,874)
Investor Shares	(358,215)	(604,094)

Total Distributions:	(2,822,587)	(6,280,968)

Return of Capital:
Institutional Shares	—	(18,672)
Investor Shares	—	(2,984)

Total Return of Capital:	—	(21,656)

Capital Share Transactions:(1)
Institutional Shares:
Issued	18,831,483	22,647,986
Reinvestment of Dividends and Distributions	1,572,303	3,639,907
Redemption Fees(2)	8,916	44,760
Redeemed	(9,520,884)	(36,000,739)

Increase (Decrease) from Institutional Shares Capital Share Transactions	10,891,818	(9,668,086)

Investor Shares:
Issued	986,705	7,943,219
Reinvestment of Dividends and Distributions	340,556	607,078
Redemption Fees(2)	131	4,806
Redeemed	(788,957)	(5,609,783)

Increase from Investor Shares Capital Share Transactions	538,435	2,945,320

Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,430,253	(6,722,766)

Total Increase (Decrease) in Net Assets	10,975,679	(20,319,800)

Net Assets:
Beginning of Period/Year	52,274,803	72,594,603

End of Period/Year	$63,250,482	$52,274,803

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Income	$76,959	$22,941
Net Realized Gain	812,426	756,419
Net Unrealized Appreciation (Depreciation)	1,634,376	(1,810,771)

Net Increase (Decrease) in Net Assets Resulting from
Operations	2,523,761	(1,031,411)

Distributions:
Institutional Shares	(657,335)	(2,522,649)
Investor Shares	(11,166)	(5,393)

Total Distributions	(668,501)	(2,528,042)
Capital Share Transactions:(1)
Institutional Shares:
Issued	6,117,862	4,222,263
Reinvestment of Dividends and Distributions	657,336	2,522,649
Redemption Fees(2)	—	4
Redeemed	(297)	(179,185)
Increase from Institutional Shares Capital Share

Transactions	6,774,901	6,565,731

Investor Shares:
Issued	1,193,708	241,658
Reinvestment of Dividends and Distributions	11,166	5,393
Redemption Fees(2)	742	10
Redeemed	(181,622)	(13,331)

Increase from Investor Shares Capital Share Transactions	1,023,994	233,730

Net Increase in Net Assets from Capital Share
Transactions	7,798,895	6,799,461

Total Increase in Net Assets	9,654,155	3,240,008

Net Assets:
Beginning of Period/Year	15,583,365	12,343,357

End of Period/Year	$25,237,520	$15,583,365

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020*
Net Asset Value, Beginning of Year/Period	$8.49	$10.33	$10.30	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.16	0.25	0.24	0.25
Net Realized and Unrealized Gain (Loss)	0.34	(1.78)	0.01	0.28

Total from Operations	0.50	(1.53)	0.25	0.53

Dividends and Distributions:
Net Investment Income	(0.17)	(0.25)	(0.22)	(0.23)
Net Realized Gain	—	(0.06)	—	—^

Total Dividends and Distributions	(0.17)	(0.31)	(0.22)	(0.23)

Net Asset Value, End of Year/Period	$8.82	$8.49	$10.33	$10.30

Total Return†	5.92%	(15.03)%	2.41%	5.38%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$16,869	$15,485	$22,917	$16,219
Ratio of Expenses to Average Net Assets	0.54%**	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.19%**	1.83%	1.88%	2.87%
Ratio of Net Investment Income to Average Net Assets	3.73%**	2.61%	2.28%	2.53%
Portfolio Turnover Rate	87%***	71%	72%	116%

*	Commenced operations on October 1, 2019.

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020*
Net Asset Value, Beginning of Year/Period .	$8.49	$10.33	$10.29	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.15	0.23	0.21	0.22
Net Realized and Unrealized Gain (Loss).	0.33	(1.79)	0.02	0.28

Total from Operations	0.48	(1.56)	0.23	0.50

Dividends and Distributions:
Net Investment Income	(0.16)	(0.22)	(0.19)	(0.21)
Net Realized Gain	—	(0.06)	—	—^

Total Dividends and Distributions	(0.16)	(0.28)	(0.19)	(0.21)

Net Asset Value, End of Year/Period	$8.81	$8.49	$10.33	$10.29

Total Return†	5.69%	(15.25)%	2.28%	5.08%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$423	$189	$218	$67
Ratio of Expenses to Average Net Assets	0.79%**	0.79%	0.79%	0.79%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.46%**	2.10%	2.12%	3.19%
Ratio of Net Investment Income to Average Net Assets	3.54%**	2.38%	2.05%	2.20%
Portfolio Turnover Rate	87%***	71%	72%	116%

*	Commenced operations on October 1, 2019.

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares	Six Months March 31, Ended 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$8.32	$10.33	$9.32	$10.18	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.40	0.76	0.74	0.66	0.57
Net Realized and
Unrealized Gain (Loss)	(0.06)	(1.86)	1.00	(0.64)	0.17

Total from Operations	(0.34)	(1.10)	1.74	0.02	0.74

Redemption Fees^^	—	0.01	—	—	—

Dividends and Distributions:
Net Investment Income	(0.40)	(0.72)	(0.70)	(0.70)	(0.56)
Net Realized Gain	—	(0.20)	(0.03)	(0.18)	—

Total Dividends and
Distributions	(0.40)	(0.92)	(0.73)	(0.88)	(0.56)

Return of Capital	—	—^	—	—	—

Net Asset Value, End of Year/ Period	$8.26	$8.32	$10.33	$9.32	$10.18

Total Return†	4.15%	(11.33)%	19.19%	0.55%	7.53%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$55,569	$45,077	$66,855	$46,918	$27,030
Ratio of Expenses to Average Net Assets	0.75%**	0.75%	0.75%	0.75%	0.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.31%**	1.21%	1.20%	1.59%	2.08%**
Ratio of Net Investment Income to Average Net Assets	9.73%**	7.91%	7.29%	7.04%	6.77%**
Portfolio Turnover Rate	29%***	74%	71%	90%	58%***

*	Commenced operations on December 3, 2018.

**	Annualized.

***	Not Annualized.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

^^	See Note 2 in the Notes to the Financial Statements.
(1)	Per share calculations were performed using average shares for the period.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$8.31	$10.32	$9.31	$10.19	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.39	0.74	0.70	0.63	0.59
Net Realized and Unrealized Gain (Loss)	(0.06)	(1.86)	1.02	(0.65)	0.14

Total from Operations	0.33	(1.12)	1.72	(0.02)	0.73

Redemption Fees^^	—	0.01	—	—	—

Dividends and Distributions:
Net Investment Income	(0.39)	(0.70)	(0.68)	(0.68)	(0.54)
Net Realized Gain	—	(0.20)	(0.03)	(0.18)	—

Total Dividends and Distributions	(0.39)	(0.90)	(0.71)	(0.86)	(0.54)
Return of Capital	—	—^	—	—	—

Net Asset Value, End of Year/ Period	$8.25	$8.31	$10.32	$9.31	$10.19

Total Return†	4.03%	(11.56)%	18.94%	0.11%	7.51%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$ 7,681	$ 7,198	$ 5,740	$ 713	$ 41
Ratio of Expenses to Average Net Assets	1.00%**	1.00%	1.00%	0.99%	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.56%**	1.50%	1.43%	1.77%	2.38%**
Ratio of Net Investment Income to
Average Net Assets	9.51%**	7.89%	6.86%	6.99%	6.94%**
Portfolio Turnover Rate	29%***	74%	71%	90%	58%***

*	Commenced operations on December 3, 2018.

**	Annualized.

***	Not Annualized.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.

^^	See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$10.39	$14.04	$9.03	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.04	0.02	0.04	0.05	0.04
Net Realized and Unrealized Gain (Loss)	1.36	(0.81)	5.02	(1.28)	1.10

Total from Operations	1.40	(0.79)	5.06	(1.23)	1.14

Redemption Fees^^	—^	—^	—	—	—

Dividends and Distributions:
Net Investment Income	(0.02)	(0.03)	(0.05)	(0.07)	—^
Net Realized Gain	(0.31)	(2.83)	—	(0.81)	—

Total Dividends and Distributions	(0.33)	(2.86)	(0.05)	(0.88)	—

Net Asset Value, End of Year/ Period	$11.46	$10.39	$14.04	$9.03	$11.14

Total Return†	13.56%	(7.41)%	56.17%	(12.51)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$23,974	$15,346	$12,320	$8,094	$9,978
Ratio of Expenses to Average Net Assets	0.98%**	0.98%	0.98%	0.98%	0.98%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.99%**	2.82%	2.92%	3.85%	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.66%**	0.18%	0.30%	0.52%	0.62%**
Portfolio Turnover Rate	60%***	109%	108%	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to the Financial Statements.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$10.41	$14.07	$9.05	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.04	(0.02)	0.01	0.14	0.13
Net Realized and Unrealized Gain (Loss)	1.34	(0.80)	5.06	(1.35)	1.01

Total from Operations	1.38	(0.82)	5.07	(1.21)	1.14

Redemption Fees^^	0.01	—^	—	—	—

Dividends and Distributions:
Net Investment Income	(0.01)	(0.01)	(0.05)	(0.07)	—^
Net Realized Gain	(0.31)	(2.83)	—	(0.81)	—

Total Dividends and Distributions	(0.32)	(2.84)	(0.05)	(0.88)	—

Net Asset Value, End of Year/ Period	$11.48	$10.41	$14.07	$9.05	$11.14

Total Return†	13.47%	(7.64)%	56.16%	(12.32)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$1,264	$237	$23	$—	$—
Ratio of Expenses to Average Net Assets	1.23%**	1.23%	1.23%	0.00%‡	0.00%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.27%**	3.21%	3.06%	3.57%	3.52%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.71%**	(0.21)%	0.08%	1.50%	1.48%**
Portfolio Turnover Rate	60%***	109%	108%	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to the Financial Statements.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers) and 1.23% (4.10% excluding waivers, reimbursements and fees paid indirectly), for the period ended September 2019 and year ended September 30, 2020, respectively.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 Funds. The financial statements herein are those of the Mesirow Funds (the “Funds”). The investment objective of the Mesirow Enhanced Core Plus Fund (the “Enhanced Core Plus Fund”) is to seek to maximize total return through capital appreciation and current income consistent with preservation of capital. The investment objective of the Mesirow High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Small Company Fund (formerly, “Small Company Sustainability Fund”; Small Company Fund) is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Enhanced Core Plus Fund and High Yield Fund investment adviser (the “Adviser”). Mesirow Institutional Investment Management, Inc. serves as the Small Company Fund Adviser. The Funds currently offer Institutional and Investor Shares. The Enhanced Core Plus Fund, High Yield Fund and the Small Company Fund commenced operations on October 1, 2019, December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2023, the total market value of securities in the High Yield Fund valued in accordance with Fair Value Procedures was $1,403,462 or 2.2% of the Fund’s net assets. Enhanced Core Plus Fund and the Small Company Fund had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to,

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of March 31, 2023.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets. Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Enhanced Core Plus Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Company Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If shareholders own Fund shares on a Fund’s record date, shareholders will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds impose a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The High Yield Fund, Institutional Shares and Investor Shares imposed redemption fees of $8,916 and $131, respectively. The Small Company Fund, Investor Shares imposed redemption fees of $742, for the period ended March 31, 2023. The Small Company Fund, Institutional Shares and Enhanced Core Plus did not impose redemption fees for the period ended March 31, 2023.

Loan Obligations — To the extent consistent with its investment objective and strategies, certain Funds may invest in U.S. dollar denominated fixed and floating-rate loans (“Loans”) arranged through private negotiations between one or more financial institutions (“Lenders”). A Fund’s investments in such Loans may be in the form of participations in Loans (“Obligations”) or assignments of all or a portion of Loans from third parties. Obligations typically result in a Fund having a contractual relationship with the Lenders. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Obligation only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Obligations, a Fund generally has neither right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Obligation. As a result, a Fund assumes the

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

credit risk of both the borrower and the Lender that is selling the Obligation. Unfunded commitments represent the remaining obligation of a Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. As of March 31, 2023, the High Yield Fund and Enhanced Core Plus Fund did not hold unfunded commitments.

Restricted Securities — As of March 31, 2023, the High Yield Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2023, the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Fund each paid $57,343 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

SS&C GIDS, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2023, the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Fund earned credits of $155, $222 and $158, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreements:

Under the terms of the investment advisory agreements, the Advisers provide investment advisory services to the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Fund at a fee calculated at an annual rate of 0.37%, 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Advisers have contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2024. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2024. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
Enhanced Core Plus Fund	0.54%	0.79%
High Yield Fund	0.75%	1.00%
Small Company Fund	0.98%	1.23%

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

At March 31, 2023, the amount the Advisers may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2023	2024	2025	Total
Enhanced Core Plus Fund	$317,431	$261,290	$275,203	$853,924
High Yield Fund	296,092	276,094	332,964	905,150
Small Company Fund	241,742	225,872	237,677	705,291

6. Shares Transactions:

Enhanced Core Plus Fund	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Institutional Shares
Issued	80,720	10,655
Reinvestment of Dividends and Distributions	9,036	23,347
Redeemed	(60)	(428,574)

Net Institutional Shares Capital Share Transactions	89,696	(394,572)

Investor Shares
Issued	25,427	2,569
Reinvestment of Dividends and Distributions	619	712
Redeemed	(295)	(2,136)

Net Investor Shares Capital Share Transactions	25,751	1,145

Net Increase (Decrease) in Shares Outstanding	115,447	(393,427)

High Yield Fund	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Institutional Shares
Issued	2,265,511	2,346,493
Reinvestment of Dividends and Distributions	190,211	378,651
Redeemed	(1,148,843)	(3,779,281)

Net Institutional Shares Capital Share Transactions	1,306,879	(1,054,137)

Investor Shares
Issued	118,777	821,822
Reinvestment of Dividends and Distributions	41,267	64,725
Redeemed	(95,243)	(576,982)

Net Investor Shares Capital Share Transactions	64,801	309,565

Net Increase (Decrease) in Shares Outstanding	1,371,680	(744,572)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

Small Company Fund	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Institutional Shares
Issued	555,187	394,679
Reinvestment of Dividends and Distributions	59,953	220,980
Redeemed	(27)	(15,757)

Net Institutional Shares Capital Share Transactions	615,113	599,902

Investor Shares
Issued	101,823	21,874
Reinvestment of Dividends and Distributions	1,017	472
Redeemed	(15,570)	(1,187)

Net Investor Shares Capital Share Transactions	87,270	21,159

Net Increase in Shares Outstanding	702,383	621,061

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities and U.S. government, for the period ended March 31, 2023, were as follows:

	Purchases	Sales
Enhanced Core Plus Fund	$6,784,494	$9,059,074
High Yield Fund	22,715,356	12,136,901
Small Company Fund	20,219,267	13,193,367

Additionally, the Enhanced Core Plus Fund had $6,489,940 and $4,415,003 in long-term U.S. government purchases and sales, respectively.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. The permanent difference in the current year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, distribution reclassification, foreign currency translations, premium amortization on callable bonds, perpetual bond adjustments and section 988 transactions and reclassification of long term capital gain distribution on REITs.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

The tax character of dividends and distributions paid during the years ended September 30, 2022 and September 30, 2021 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Enhanced Core Plus Fund
2022	$541,594	$121,616	$–	$663,210
2021	420,062	8,011	–	428,073
High Yield Fund
2022	5,978,889	302,079	21,656	6,302,624
2021	4,546,570	–	–	4,546,570
Small Company Fund
2022	1,548,847	979,195	–	2,528,042
2021	46,677	–	–	46,677

As of September 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Undistributed Ordinary Income	$17,249	$–	$9,059
Undistributed Long-Term Capital Gains	–	–	574,831
Post October Losses	(916,541)	(1,246,522)	–
Unrealized Depreciation	(2,560,322)	(8,979,601)	(423,870)
Other Temporary Differences	(2)	(2)	(2)

Total Net Distributable Earnings (Accumulated Losses)	$(3,459,616)	$(10,226,125)	$160,018

Post-October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to interest from perpetual bonds, premium amortization of callable bonds, forward contracts and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2023, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Enhanced Core Plus Fund	$16,985,092	$77,337	$(930,907)	$(853,570)
High Yield Fund	69,125,080	865,825	(9,136,462)	(8,270,637)
Small Company Fund	23,016,879	2,064,093	(811,884)	1,252,209

9. Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Enhanced Core Plus Fund and High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Enhanced Core Plus Fund and High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (Enhanced Core Plus Fund and High Yield Fund) — Convertible and preferred securities have many of the same characteristics

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of over-the-counter forward contracts, options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear. Additionally, some derivatives, such as non-deliverable forwards, require funds to be posted by the Fund when positions are opened. This creates a risk that the funds may not be returned to the Fund even if the position is closed.

Duration Risk (Enhanced Core Plus Fund and High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (Small Company Fund) — The risk that stock prices will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Exchange-Traded Funds (ETFs) Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risks of owning shares of an ETF generally reflect the risks

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Extension Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Enhanced Core Plus Fund and High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (Enhanced Core Plus Fund and High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment/Emerging Markets Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Hybrid Preferred Securities Risk (Enhanced Core Plus Fund) — Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. Although hybrid preferred security holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities, the claims of such holders are generally still subordinate to those of senior debt holders.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

Interest Rate Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Strategy Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Investment Style Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk (Enhanced Core Plus Fund and High Yield Fund) — The London

Inter-Bank Offered Rate (“LIBOR”), which is used extensively in the U.S. and globally as a benchmark or reference rate for various commercial and financial contracts, is expected to be discontinued. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, other investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk (Small Company Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Company Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small – and Mid Capitalization Companies Risk (High Yield Fund and Small Company Fund) — The Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. Small- and mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Style Risk (Small Company Fund) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Trust Preferred Securities Risk (Enhanced Core Plus Fund) — Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. The Adviser considers trust preferred securities to be debt

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

securities. Trust preferred securities are subject to increased credit risk and market value volatility, as well as the risk that the Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies (“RICs”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

U.S. Government Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Company Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Enhanced Core Plus Fund and High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

10. Concentration of Shareholders:

At March 31, 2023, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Enhanced Core Plus Fund

Institutional Shares	2	85%

Investor Shares	3	86%

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

	No. of Shareholders	% Ownership

High Yield Fund

Institutional Shares	3	76%

Investor Shares	2	85%

Small Company Fund

Institutional Shares	3	78%

Investor Shares	2	84%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that a material change had been made to the Program during the period covered by the report relating to a change in vendors providing liquidity classification and monitoring services.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES - concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period**
Enhanced Core Plus Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,059.20	0.54%	$2.77
Investor Shares	1,000.00	1,056.90	0.79	4.05
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.24	0.54%	$2.72
Investor Shares	1,000.00	1,020.99	0.79	3.98
High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,041.50	0.75%	$3.82
Investor Shares	1,000.00	1,040.30	1.00	5.09
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.19	0.75%	$3.78
Investor Shares	1,000.00	1,019.95	1.00	5.04
Small Company Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,135.60	0.98%	$5.22
Investor Shares	1,000.00	1,134.70	1.23	6.55
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.05	0.98%	$4.94
Investor Shares	1,000.00	1,018.80	1.23	6.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Mesirow Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Advisers:

Mesirow Financial Investment Management, Inc.

Mesirow Institutional Investment Management, Inc.

353 N. Clark Street

Chicago, Illinois 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-SA-001-0500

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3. Audit	Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 9, 2023